Stockholders' Equity (Summary of The Stock Option Activity) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation [Abstract]
Outstanding, beginning of period	325,331	310,151	310,151	299,270	236,620
Options granted	94,627	23,280	23,280	22,581	62,650
Options exercised	(2,900)
Stock options exercised, shares			(8,100)	(11,700)
Options forfeited	(2,000)
Outstanding, end of period	415,058	333,431	325,331	310,151	299,270
Outstanding, beginning of period	$ 8.65	$ 8.60	$ 8.60	$ 8.50	$ 9.09
Options granted	$ 8.47	$ 7.82	$ 7.82	$ 7.13	$ 6.30
Options exercised	$ 6.40		$ 4.39	$ 3.44
Options forfeited	$ 8.00
Outstanding, end of period	$ 8.62	$ 8.54	$ 8.65	$ 8.60	$ 8.50